Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	$ 498,471	$ (149,442,970)	$ (148,672,108)
Statement Line Items [Line Items]
Shared-based compensation (note 6)		83,741		83,741
Net loss and comprehensive loss			(41,336,627)	(41,336,627)
Exercise of stock options (in shares)	78,942
Exercise of stock options	$ 41,745	(16,016)		25,729
Balance (in shares) at Mar. 31, 2017	2,430,289
Balance at Mar. 31, 2017	$ 314,136	566,196	(190,779,597)	(189,899,265)
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	498,471	(149,442,970)	(148,672,108)
Statement Line Items [Line Items]
Net loss and comprehensive loss				(115,455,193)
Balance (in shares) at Dec. 31, 2017	31,717,584
Balance at Dec. 31, 2017	$ 230,659,692	2,659,348	(91,612,308)	141,706,732
Statement Line Items [Line Items]
Shared-based compensation (note 6)		731,793		731,793
Net loss and comprehensive loss			(13,231,237)	(13,231,237)
Balance (in shares) at Mar. 31, 2018	31,717,584
Balance at Mar. 31, 2018	$ 230,659,692	$ 3,391,141	$ (104,843,545)	$ 129,207,288